Consolidated Statements of Income (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Interest and Dividend Income
Interest and fees on loans	$ 16,315	$ 13,394	$ 18,451	$ 15,128
Interest-bearing deposits in banks	419	423	569	484
Federal funds sold	147	31	65	43
Securities:
Taxable	1,413	1,001	1,377	1,013
Tax-exempt	915	930	1,235	1,278
Dividends	150	175	226	78
Total Interest and Dividend Income	19,359	15,954	21,923	18,024
Interest Expense
Deposits	6,347	4,218	6,169	1,897
Federal Home Loan Bank advances	511	909	1,051	211
Other borrowings	348	117	246	29
Total Interest Expense	7,206	5,244	7,466	2,137
Net Interest Income	12,153	10,710	14,457	15,887
Provision for (recovery of) credit losses	169	(212)	(237)	0
Net Interest Income after provision for (recovery of) credit losses	11,984	10,922	14,694	15,887
Noninterest Income
Mortgage banking revenue	187	154	189	272
Commissions from investment product sales	64	79	95	115
Net marketable equity security losses	(112)	(75)	(78)	(37)
Earnings on bank owned life insurance	192	181	245	217
Other	150	147	195	321
Total Noninterest Income	1,390	1,373	1,435	2,033
Noninterest Expense
Salaries and employee benefits	5,303	5,136	7,218	6,748
Net occupancy and equipment expense	871	860	1,167	1,142
Data processing fees	514	482	643	650
Pennsylvania shares tax	335	295	394	400
Professional fees	108	119	141	167
Advertising expense	97	117	157	187
FDIC deposit insurance	190	184	246	148
Other	1,146	949	1,350	1,396
Total Noninterest Expense	8,564	8,142	11,316	10,838
Income Before Income Taxes	4,810	4,153	4,813	7,082
Income Taxes	750	589	660	1,099
Net Income	$ 4,060	$ 3,564	$ 4,153	$ 5,983
Earnings Per Share (in dollars per share)	$ 2.18	$ 1.92	$ 2.24	$ 3.2
Deposit Account [Member]
Noninterest Income
Noninterest income, revenues	$ 330	$ 330	$ 443	$ 422
Credit and Debit Card [Member]
Noninterest Income
Noninterest income, revenues	$ 579	$ 557	$ 745	$ 723